Financial Information as per operating segments (Details 12) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Income from continuing activities	$ 322,084,531		$ 148,108,419	$ 140,081,887
Other gains (losses)	(4,029,627)		7,716,791	8,345,907
Finance income	(15,794,456)		(5,050,952)	(5,680,068)
Finance costs	23,560,662		24,166,313	20,307,238
Share of net loss of joint ventures and associates accounted for using the equity method	10,815,520		8,914,097	5,560,522
Foreign currency exchange differences	(3,299,657)		2,563,019	(456,995)
Result as per adjustment units	(742,041)	[1]	110,539	110,539
Tax income (expense)	136,126,817		48,365,976	30,246,383
Adjusted operating result	472,751,376		227,177,411	192,305,813
Depreciation and amortization	93,289,194		92,199,504	83,528,045
ORBDA	$ 562,010,943	[1]	$ 562,010,943	$ 327,093,706

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.